Receivables (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Trade receivables	$ 609,179	$ 2,449,199
Other receivables	1,312,617	1,493,979
Accounts Receivable, Gross, Current	1,921,796	3,943,178
Less allowance for doubtful accounts	(32,469)	(16,497)
Accounts and Other Receivables, Net, Current	$ 1,889,327	$ 3,926,681